Supplemental Equity and Comprehensive Income Information (Tables)	12 Months Ended
Dec. 31, 2010
Supplemental Equity and Comprehensive Income Information
Accumulated Other Comprehensive Income (Loss) Attributable to 3M

(Millions)	Dec. 31, 2010	Dec. 31, 2009
Cumulative translation adjustment	$374	$122
Defined benefit pension and postretirement plans adjustment	(3,879)	(3,831)
Debt and equity securities, unrealized gain (loss)	(6)	(9)
Cash flow hedging instruments, unrealized gain (loss)	(32)	(36)
Total accumulated other comprehensive income (loss)	$(3,543)	$(3,754)

Components of Comprehensive Income (Loss) Attributable to 3M

(Millions)	2010	2009	2008
Net income attributable to 3M	$4,085	$3,193	$3,460

Cumulative translation	213	288	(920)
Tax effect	(8)	(2)	32
Cumulative translation - net of tax	205	286	(888)

Defined benefit pension and postretirement plans adjustment	(68)	(442)	(3,258)
Tax effect	28	133	1,186
Defined benefit pension and postretirement plans adjustment - net of tax	(40)	(309)	(2,072)

Debt and equity securities, unrealized gain (loss)	5	17	(18)
Tax effect	(2)	(7)	7
Debt and equity securities, unrealized gain (loss) - net of tax	3	10	(11)

Cash flow hedging instruments, unrealized gain (loss)	6	(130)	124
Tax effect	(2)	50	(52)
Cash flow hedging instruments, unrealized gain (loss) - net of tax	4	(80)	72

Total comprehensive income (loss) attributable to 3M	$4,257	$3,100	$561

Change in 3M Company shareholders' equity from net income attributable to 3M and transfers from (to) noncontrolling interest

(Millions)	2010	2009
Net income attributable to 3M	$4,085	$3,193
Transfer from (to) noncontrolling interest	43	(81)
Change in 3M Company shareholders’ equity from net income attributable to 3M and transfers from (to) noncontrolling interest	$4,128	$3,112